Customer and Supplier Concentration (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	41.97%	22.68%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	10.54%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier One [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	24.45%	16.46%	20.35%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier Two [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	18.40%	12.63%	19.71%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier Three [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	11.61%	10.25%	14.25%